Major exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 € / $	Dec. 31, 2023 € / $ £ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 € / $ £ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 € / $ £ / $	Dec. 31, 2023 £ / $	Dec. 31, 2022 £ / $	Dec. 31, 2021 £ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rates (in Euro per USD/ Pound per USD)	1.1050	1.1050	1.0666	1.0666	1.1326	1.1326	1.2715	1.2026	1.3479
Average rates (in Euro per USD/ Pound per USD)	1.0797	1.2408	1.0555	1.2415	1.1894	1.3778